OTHER INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Other Information
Disclosure number of share options

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Awarded during the period	620,000	160,000	500,000
Issued during the period	-	(220,103)	-
Cash settled during the period	-	(48,921)	-
Exercised during the period	-	-	-
Forfeited during the period	-	(1,852)	(230,608)
Total rights as of June 30, 2026	2,513,608	210,807	16,474,003
Vested	1,201,976	105,403	1,750,084
Unvested	1,311,632	105,404	14,723,919

12/31/2025

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	1,005,000	-	7,725,000
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(44,625)	(41,034)	(423,598)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Vested	1,126,595	179,147	1,744,954	*
Unvested	767,013	142,536	14,459,657

*	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.

Disclosure assumptions considering

Forecast share price volatility (annualized)	50.93%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Disclosure Black Scholes simulation valuation

Forecast share price volatility (annualized)	49.62% – 52.40%
Plan duration (years)	5.50 to 7.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield